Reinsurance	12 Months Ended
Dec. 31, 2017
Reinsurance

Years ended	Direct amount	Ceded to other companies	Assumed from other companies	Net Amount	Percentage of amount assumed to net
December 31, 2017:
Life insurance face amount in force	$37,365,340	24,877,754	48,647	12,536,233	0.4%
Premiums and policy fees:
Life	$275,152	68,432	686	207,406	0.3%
Annuities	1,229,815	(18,268)	(402)	1,247,681	—
Accident and health	182,351	76,260	44,049	150,140	29.3
Total premiums and policy fees	$1,687,318	126,424	44,333	1,605,227	2.8%
December 31, 2016:
Life insurance face amount in force	$33,748,978	23,377,514	23,086	10,394,550	0.2%
Premiums and policy fees:
Life	$207,771	59,071	746	149,446	0.5%
Annuities	1,111,894	(4,514)	(425)	1,115,983	—
Accident and health	184,915	78,426	35,361	141,850	24.9
Total premiums and policy fees	$1,504,580	132,983	35,682	1,407,279	2.5%
December 31, 2015:
Life insurance face amount in force	$30,774,840	21,809,292	60,469	9,026,017	0.7%
Premiums and policy fees:
Life	$219,959	45,746	683	174,896	0.4%
Annuities	1,130,514	(1,447)	(442)	1,131,519	—
Accident and health	188,885	80,987	35,278	143,176	24.6
Total premiums and policy fees	$1,539,358	125,286	35,519	1,449,591	2.5%

The Life and Annuities categories above are prescribed splits based on product and will differ from the results of the Life and Individual Annuity segments.